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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RNK Capital LLC
                  527 Madison Avenue, 7th Floor
                  New York, NY 10022

Form 13F File Number:   028-13204

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eric Salzman
Title:            CFO
Phone:            212-419-3964

Signature, Place, and Date of Signing:

 /s/ Eric Salzman                    New York, NY            September 26, 2008
---------------------------     -----------------------    ---------------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     40
                                                            ------------------

Form 13F Information Table Value Total:                               $168,151
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
         ----------                 -------------------------

         NONE

                                                            RNK Capital LLC
                                                      Form 13F Information Table
                                                     Quarter ended June 30, 2008

                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                             Title of      Cusip       (in      Principal SH/  Put/       Shared  Shared Other
Issuer                        Class        Number   thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AECOM TECHNOLOGY
CORPORATION                   COM         00766T100   $2,087     130,000  SH        Sole                        130,000
------------------------------------------------------------------------------------------------------------------------------------

AES CORP                      COM         00130H105   $939        50,000  SH   Put  Sole                         50,000
------------------------------------------------------------------------------------------------------------------------------------

ALPHA NATURAL RESOURCES,
INC.                          COM         02076X102   $850        10,000  SH        Sole                         10,000
------------------------------------------------------------------------------------------------------------------------------------

AMERON INTERNATIONAL CORP     COM         030710107   $1,054      68,200  SH        Sole                         68,200
------------------------------------------------------------------------------------------------------------------------------------

CADIZ INC                     COM NEW     127537207   $11,115    143,787  SH        Sole                        143,787
------------------------------------------------------------------------------------------------------------------------------------

CALGON CARBON CORPORATION     COM         129603106   $800        40,000  SH        Sole                         40,000
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA WATER SERVICE
GROUP                         COM         130788102   $335        54,893  SH        Sole                         54,893
------------------------------------------------------------------------------------------------------------------------------------

CASCAL N.V.                   COM         N1842P109   $229         2,200  SH        Sole                          2,200
------------------------------------------------------------------------------------------------------------------------------------

CENTERPOINT ENERGY, INC.      COM         15189T107   $1,532      60,000  SH        Sole                         60,000
------------------------------------------------------------------------------------------------------------------------------------

CMS ENERGY CORPORATION        COM         125896100   $9,835     100,000  SH        Sole                        100,000
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE SANEAMENTO
BASICO DO ESTADO DE SAO       SPONSORED
PAULO                         ADR         20441A102   $2,250      90,000  SH        Sole                         90,000
------------------------------------------------------------------------------------------------------------------------------------

CONSOL ENERGY INC.            COM         20854P109   $5,456      20,000  SH        Sole                         20,000
------------------------------------------------------------------------------------------------------------------------------------

CONSTELLATION ENERGY GROUP    COM         210371100   $305        20,000  SH        Sole                         20,000
------------------------------------------------------------------------------------------------------------------------------------

DANAHER CORPORATION
(DELAWARE)                    COM         235851102   $13,036    125,000  SH        Sole                        125,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                             Title of      Cusip       (in      Principal SH/  Put/       Shared  Shared Other
Issuer                        Class        Number   thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
DRYSHIPS INC                  SHS         Y2109Q101   $745        50,000  SH        Sole                         50,000
------------------------------------------------------------------------------------------------------------------------------------

DRYSHIPS INC                  SHS         Y2109Q101   $3,690      52,000  SH  Call  Sole                         50,000
------------------------------------------------------------------------------------------------------------------------------------

ENERGY EAST CORPORATION       COM         29266M109   $1,201      18,234  SH        Sole                         18,234
------------------------------------------------------------------------------------------------------------------------------------

ENERGY EAST CORPORATION       COM         29266M109   $994        40,000  SH  Call  Sole                         40,000
------------------------------------------------------------------------------------------------------------------------------------

FIRST SOLAR, INC.             COM         336433107   $516        32,000  SH        Sole                         32,000
------------------------------------------------------------------------------------------------------------------------------------

FLOWSERVE CORPORATION         COM         34354P105   $2,105      15,400  SH        Sole                         15,400
------------------------------------------------------------------------------------------------------------------------------------

GORMAN-RUPP CO                COM         383082104   $264        10,000  SH        Sole                         10,000
------------------------------------------------------------------------------------------------------------------------------------

GREAT LAKES DREDGE & DOCK
CORP                          COM         390607109   $12,749    320,000  SH        Sole                        320,000
------------------------------------------------------------------------------------------------------------------------------------

INSITUFORM TECHNOLOGIES INC   CL A        457667103   $850        34,000  SH        Sole                         34,000
------------------------------------------------------------------------------------------------------------------------------------

ITRON INC                     COM         465741106   $4,660      46,600  SH        Sole                         46,600
------------------------------------------------------------------------------------------------------------------------------------

ITRON INC                     COM         465741106   $4,829      50,000  SH  Call  Sole                         50,000
------------------------------------------------------------------------------------------------------------------------------------

ITT CORPORATION               COM         450911102   $3,284      40,000  SH        Sole                         40,000
------------------------------------------------------------------------------------------------------------------------------------

LAYNE CHRISTENSEN COMPANY     COM         521050104   $7,079      63,000  SH        Sole                         63,000
------------------------------------------------------------------------------------------------------------------------------------

LINDSAY CORPORATION           COM         535555106   $950        15,000  SH        Sole                         15,000
------------------------------------------------------------------------------------------------------------------------------------

MUELLER WATER PRODUCTS,
INC.                          COM SER A   624758108   $388        12,500  SH        Sole                         12,500
------------------------------------------------------------------------------------------------------------------------------------

NATIONAL OILWELL VARCO,
INC.                          COM         637071101   $768         6,000  SH        Sole                          6,000
------------------------------------------------------------------------------------------------------------------------------------

NORTHEAST UTILITIES           COM         664397106   $398        30,000  SH        Sole                         30,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                             Title of      Cusip       (in      Principal SH/  Put/       Shared  Shared Other
Issuer                        Class        Number   thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN OIL AND GAS, INC.    COM         665531109   $13,776    171,818  SH        Sole                        171,818
------------------------------------------------------------------------------------------------------------------------------------

NORTHWESTERN CORPORATION      COM NEW     668074305   $6,395     125,000  SH        Sole                        125,000
------------------------------------------------------------------------------------------------------------------------------------

ROPER INDS INC (NEW)          COM         776696106   $17,397    145,000  SH        Sole                        145,000
------------------------------------------------------------------------------------------------------------------------------------

SJW CORP                      COM         784305104   $1,968      44,945  SH        Sole                         44,945
------------------------------------------------------------------------------------------------------------------------------------

SPDR TR                       UNIT SER 1  78462F103   $25,263    200,000  SH   Put  Sole                        150,000
------------------------------------------------------------------------------------------------------------------------------------

TETRA TECH INC (NEW)          COM New     88162G103   $2,472     100,000  SH        Sole                        100,000
------------------------------------------------------------------------------------------------------------------------------------

UNISOURCE ENERGY CORP HLD
CO                            COM         909205106   $572        22,500  SH        Sole                         22,500
------------------------------------------------------------------------------------------------------------------------------------

VALMONT INDUSTRIES INC        COM         920253101   $4,500      50,000  SH        Sole                         50,000
------------------------------------------------------------------------------------------------------------------------------------

WEATHERFORD INTERNATIONAL     COM         G95089101   $515        22,000  SH   Put  Sole                         22,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $168,151
(in thousands)
